UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABIF - Global Real Estate Investment

Institutional Fund

Portfolio of Investments

July 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Equity:Other - 36.7%
Diversified/Specialty - 33.5%
Alexandria Real Estate Equities, Inc.	154,700	$13,324,311
British Land Co. PLC	1,249,500	31,151,025
Canadian Real Estate Investment Trust	449,637	11,759,348
DB RREEF Trust	16,141,000	24,725,822
Digital Realty Trust, Inc.	581,000	19,260,150
Fonciere Des Regions	47,000	7,055,741
Forest City Enterprises, Inc.-Class A	202,901	11,039,843
General Property Group	2,207,094	8,383,041
Hang Lung Properties, Ltd.	5,387,000	19,883,064
Keppel Land Ltd.	2,294,000	12,431,009
Kerry Properties Ltd.	5,689,055	40,960,708
Land Securities Group PLC	966,180	32,900,733
Mitsubishi Estate Co. Ltd.	810,000	20,606,285
Mitsui Fudosan Co. Ltd.	1,230,000	32,114,764
New World Development Co., Ltd.	12,198,000	29,767,138
Stockland	969,600	6,312,469
Sumitomo Realty & Development	935,000	27,781,104
Sun Hung Kai Properties Ltd.	2,229,000	28,263,035
Unibail	100,245	23,653,351
Unibail - Rodamco	33,414	8,000,646
Vornado Realty Trust	271,500	29,058,645

		438,432,232

Health Care - 3.2%
Health Care Property Investors, Inc.	273,000	7,436,520
Nationwide Health Properties, Inc.	487,000	11,605,210
Omega Healthcare Investors, Inc.	371,000	4,797,030
Ventas, Inc.	545,200	17,784,424

		41,623,184

		480,055,416

Retail - 18.8%
Eurocastle Investment Ltd.	281,550	11,713,014

Regional Mall - 8.1%
General Growth Properties, Inc.	442,480	21,230,190
Macerich Co.	78,200	5,720,330
Simon Property Group, Inc.	431,600	37,346,348
Taubman Centers, Inc.	237,118	11,403,005
Westfield Group	1,929,200	31,045,216

		106,745,089

Shopping Center/Other Retail - 10.7%
CapitaMall Trust	6,551,000	16,073,436
Citycon Oyj	2,155,100	13,635,752
Developers Diversified Realty Corp.	155,600	7,468,800
Hammerson PLC	416,300	10,035,743
Japan Retail Fund Investment Corp.-Class A	2,982	24,091,122

Kimco Realty Corp.	501,300	18,713,529
Klepierre	136,700	20,964,729
New World Department Store China Ltd. (a)	67,021	52,067
Ramco-Gershenson Properties	27,498	885,436
RioCan Real Estate Investment Trust	693,318	14,687,839
Saul Centers, Inc.	86,223	3,739,492
Tanger Factory Outlet Centers	280,900	9,390,487

		139,738,432

		246,483,522

Office - 17.2%
Office - 17.2%
Allied Properties Real Estate Investment Trust	289,784	5,432,771
Beni Stabili SpA	5,175,000	6,430,145
Boston Properties, Inc.	165,800	15,666,442
Brookfield Properties Corp.	483,925	10,936,705
Cominar Real Estate Investment Trust	462,967	9,330,512
Derwent Valley Holdings PLC	578,603	19,351,957
Dundee Real Estate Investment Trust	212,739	8,644,765
Eurocastle Investment Ltd.	281,550	11,713,014
Great Portland Estates PLC	882,765	11,540,310
IVG Immobilien AG	357,800	13,024,096
Japan Real Estate Investment Corp.-Class A	1,227	13,953,071
Maguire Properties, Inc.	335,950	9,611,530
Nippon Building Fund, Inc.-Class A	870	11,510,843
Nomura Real Estate Office Fund, Inc.-Class A	972	8,943,987
Norwegian Property ASA	869,350	10,336,176
NTT Urban Development Corp.	16,275	29,458,221
SL Green Realty Corp.	119,500	14,509,690
Sponda OYJ	1,074,600	15,122,033

		225,516,268

Residential - 10.0%
Multi-Family - 9.5%
Apartment Investment & Management Co.-Class A	293,700	12,408,825
Archstone-Smith Trust	110,100	6,320,841
AvalonBay Communities, Inc.	136,300	14,716,311
Boardwalk Real Estate Investment Trust	272,983	11,614,828
Camden Property Trust	127,447	7,004,487
Canadian Apartment Properties REI	314,876	5,206,611
Deutsche Wohnen AG	118,679	4,829,175

Equity Residential	408,500	16,262,385
Essex Property Trust, Inc.	51,900	5,583,402
Mid-America Apartment Communities, Inc.	256,800	11,589,384
Mirvac Group	5,746,528	24,919,386
UDR, Inc.	160,600	3,708,254

		124,163,889

Self Storage - 0.5%
Public Storage	95,300	6,679,577

		130,843,466

Lodging - 6.8%
Ashford Hospitality Trust, Inc.	512,100	5,233,662
FelCor Lodging Trust, Inc.	673,500	14,790,060
Hilton Hotels Corp.	334,100	14,770,561
Host Hotels & Resorts, Inc.	810,415	17,115,965
LaSalle Hotel Properties	114,850	4,597,445
Starwood Hotels & Resorts Worldwide, Inc.	191,800	12,075,728
Strategic Hotels & Resorts, Inc.	714,600	15,206,688
Sunstone Hotel Investors, Inc.	203,600	5,053,352

		88,843,461

Industrial - 6.3%
Industrial Warehouse Distribution - 5.1%
AMB Property Corp.	109,600	5,839,488
Ascendas Real Estate Investment Trust	4,234,000	7,487,420
First Industrial Realty Trust, Inc.	172,500	6,677,475
Prologis	645,663	36,738,225
Segro PLC (a)	939,266	10,197,897

		66,940,505

Mixed Office Industrial - 1.2%
Macquarie Goodman Group	3,017,528	15,399,180

		82,339,685

Total Common Stocks (cost $1,266,971,102)		1,254,081,817

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $20,775,919)	20,775,919	20,775,919

Total Investments - 97.4% (cost $1,287,747,021)		1,274,857,736
Other assets less liabilities - 2.6%		33,968,902

Net Assets - 100.0%		$1,308,826,638

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Country Breakdown *
July 31, 2007 (unaudited)

Summary
38.6%	United States
13.2%	Japan
9.1%	United Kingdom
8.7%	Australia
6.1%	Hong Kong
6.1%	Canada
4.1%	France
3.2%	Bermuda
2.8%	Singapore
2.3%	Finland
1.4%	Germany
0.9%	Guernsey (channel Islands)
0.8%	Norway
1.1%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of July 31, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 0.8% or less in the following countries: China, Italy.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 24, 2007